Income Taxes - Schedule of Reconciliation of the Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Rate Reconciliation
Expected tax at statutory rate			$ (688,900)	$ (1,287,600)
Expected tax at statutory rate, Percentage			21.00%	21.00%
Permanent differences			$ (76,000)	$ 187,900
Permanent differences, Percentage			2.30%	(3.10%)
State income tax, net of federal benefit			$ (127,900)	$ (184,600)
State income tax, net of federal benefit, Percentage			3.90%	3.00%
Current year change in valuation allowance			$ (191,700)	$ 945,500
Current year change in valuation allowance, Percentage			5.80%	(15.40%)
Prior year true-ups			$ 1,084,500	$ 338,800
Prior year true-ups, Percentage			(33.10%)	(5.50%)
Income tax provision (benefit)
Income tax provision (benefit), Percentage